Schedule II — Condensed Financial Information of Registrant - Statement of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income	$ 5,533	$ 7,012	$ 6,555	$ 5,000	$ 12,545	$ 11,555	$ 25,047	$ 11,256
Adjustments to reconcile net income to net cash provided by operating activities:
Net cash provided by operating activities					113,416	86,580	236,225	181,644
Net cash used in investing activities
Net cash used in investing activities					(168,188)	(115,212)	(274,765)	(187,458)
Net cash provided by financing activities
Capital contribution from parent					2,839	31,000	77,656	24,000
Capital distribution to parent							0	(25,000)
Net cash provided by financing activities					133,822	31,000	77,656	(1,000)
Net change in cash, cash equivalents and restricted cash					79,050	2,368	39,117	(6,814)
Cash, cash equivalents and restricted cash, beginning of period		119,768		80,651	119,768	80,651	80,651	87,465
Cash, cash equivalents and restricted cash, end of period	$ 198,818		$ 83,019		198,818	83,019	119,768	80,651
Supplemental disclosures of cash flow information:
Cash paid for income taxes							14,011	5,291
Parent Company
Cash flows from operating activities:
Net income							25,047	11,256
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in net income of subsidiaries							(25,047)	(11,256)
Net cash provided by operating activities							0	0
Net cash used in investing activities
Contribution To Investment In Subsidiary							(77,655)	(24,000)
Distribution From Investment In Subsidiary							0	25,000
Net cash used in investing activities							(77,655)	1,000
Net cash provided by financing activities
Capital contribution from parent							77,655	24,000
Capital distribution to parent							0	(25,000)
Net cash provided by financing activities							77,655	(1,000)
Net change in cash, cash equivalents and restricted cash							0	0
Cash, cash equivalents and restricted cash, beginning of period		$ 1		$ 1	$ 1	$ 1	1	1
Cash, cash equivalents and restricted cash, end of period							1	1
Supplemental disclosures of cash flow information:
Cash paid for income taxes							0	0
Non-cash investing and financing activities:
Deemed contribution related to share-based compensation to investment in subsidiary							(682)	(368)
Deemed contribution to related to share-based compensation from parent							$ 682	$ 368